As filed with the U.S. Securities and Exchange Commission on March 11, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC
(Exact name of registrant as specified in charter)

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

David B. Perkins

8510 Colonnade Center Drive Suite 150

Raleigh, NC 27615
(Name and address of agent for service)

919-846-2324

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)

# Hatteras VC Co-Investment Fund II, LLC
# Semi-Annual Report

FOR THE PERIOD ENDED DECEMBER 31, 2020

HATTERAS
*Investment Partners*

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

TABLE OF CONTENTS

Schedule of Investments	1-2
Statement of Assets, Liabilities and Members’ Capital	3
Statement of Operations	4
Statements of Changes in Members’ Capital	5
Statement of Cash Flows	6
Notes to Financial Statements	7-15
Board of Managers	16
Fund Management	17
Other Information	18
Privacy Policy	19-20

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

December 31, 2020 (Unaudited)

Descriptions of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Private Company:
Healthcare:
Clinipace, Inc. (1)(2)(3)
Raleigh, North Carolina
100,158 shares of
Series I Preferred Stock	Sep. 2011	$500,000	$188,487	22.10%
Total Healthcare		500,000	188,487	22.10%

Software:
Kollective Technology. (1)(2)(3)
Sunnyvale, California
1,740,151 shares of
Common Stock	Jul. 2010	730,193	295,826	34.68%

Posit Science Corporation (1)(2)(3)
San Fransisco, California
80,515 shares of
Common Stock	Dec. 2009	200,000	42,505	4.98%

Posit Science Corporation (1)(2)(3)
San Fransisco, California
21,669 shares of
Series AA Preferred Stock	Sep. 2010	$11,893	$10,912	1.28%
Total Software		942,086	349,243	40.94%

Total Investments in Private Companies (United States)		1,442,086	537,730	63.04%
Other Assets in excess of Liabilities			$315,265	36.96%

Members’ Capital			$852,995	100.00%

(1)	Non-income producing.

(2)	Portfolio holdings are subject to substantial restrictions as to resale.

(3)	Non-marketable securities

The cost and fair value of restricted Private Company investments are $1,442,086 and $537,730, respectively.

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Schedule of Investments

December 31, 2020 (Unaudited) (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL AS FOLLOWS:

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statement of Assets, Liabilities and Members’ Capital

December 31, 2020 (Unaudited)

Assets
Investments in private companies, at fair value (cost $1,442,086)	$537,730
Cash & cash equivalents	390,175
Interest receivable	39
Prepaid assets	1,011
Total assets	$928,955

Liabilities and members’ capital
Management fee payable	—
Professional fees payable	34,350
Accounting, administration, transfer agent fees payable	39,324
Custodian fees payable	2,181
Other expenses payable	105
Other accrued expenses
Total liabilities	75,960

Members’ capital	852,995
Total liabilities and members’ capital	$928,955

Components of members’ capital (See Note 10)
Capital contributions	$10,514,912
Capital distributions	(3,488,533)
Total Distributable earnings / (loss)	(6,173,384)
Members’ capital	$852,995

Net asset value per unit	$7.44
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statement of Operations

For the period ended December 31, 2020 (Unaudited)

Investment income
Dividends	$—
Interest	192
Other income
Total investment income	192

Operating expenses
Professional fees	52,748
Accounting, administration, and transfer agent fees	38,482
Board fees	2,135
Management fee	—
Custodian fees	1,968
Chief Compliance Officer fee	371
Other expenses	2,362
Total operating expenses	98,066
Net investment income / (loss)	(97,874)

Net realized gain and change in unrealized appreciation/depreciation on investments
Net realized gain/(loss) from investments	(231,675)
Net change in unrealized appreciation/depreciation on investments	647,687
Total net realized gain/(loss) and change in unrealized appreciation/depreciation on investments	416,012
Net increase/(decrease) in members’ capital resulting from operations	$318,138

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statements of Changes in Members’ Capital

For the year ended June 30, 2020 and the period ended December 31, 2020 (Unaudited)

Members’ Capital
Members’ capital, at June 30, 2019	$3,600,107
Distribution paid	—
Net investment gain/(loss)	(156,659)
Net realized gain/(loss) from investments	(167,137)
Net change in unrealized appreciation/depreciation on investments	(1,967,371)
Members’ capital, at June 30, 2020	$1,308,940
Distribution paid	(774,083)
Net investment gain/(loss)	(97,874)
Net realized gain/(loss) from investments	(231,675)
Net change in unrealized appreciation/depreciation on investments	647,687
Members’ capital, at December 31, 2020	$852,995

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Statement of Cash Flows

For the period ended December 31, 2020 (Unaudited)

Cash flows from operating activities:
Net decrease in members’ capital resulting from operations	$318,137
Adjustments to reconcile net decrease in members’ capital resulting form operations to net cash provided by operating activities:
Net proceeds on sales of investments	864,872
Net realized gain on investments	231,675
Net change in unrealized appreciation on investments	(647,686)
Increase in interest receivable	(8)
Increase in prepaid assets	(1,011)
Increase in accounting, administration, and transfer agent fees payable	9,758
Increase in custodian fees payable	418
Increase in other expenses payable	75
Decrease in professional fees payable	(30,705)
Net cash provided by operating activities	745,525

Cash flows from financing activities:
Cash distributions paid	(774,083)
Net cash used in financing activities	(774,083)

Net change in cash and cash equivalents	(28,558)

Cash and cash equivalents at beginning of year	418,733
Cash and cash equivalents at end of period	$390,175

See notes to financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited)

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Funds, LP, doing business as Hatteras Investment Partners (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) was three years following the Initial Closing of the Fund. The Fund was to continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term was extended for two successive one-year periods at the discretion of the Board at a meeting on August 27, 2015. At a meeting on August 21, 2017, the Board elected to extend the term of the Fund for two additional years, or until August 31, 2019. At a meeting on May 30, 2019, the Board elected to extend the term of the Fund for two additional years, until August 31, 2021. Beginning with the initial two-year extension, beginning September 1, 2017, the Adviser will waive the Fund’s management fee (See Note 4). At the meeting on December 1, 2020, the Board approved a plan of liquidation and termination of the Fund. The Adviser is currently evaluating the necessary filings and other actions needed for the liquidation and termination of the Fund and intends to take such actions when it is feasible to do so.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”). The Fund is an investment company and applies accounting and reporting guidance in accordance with Accounting Standards Codification (“ASC”) topic 946, Financial Services - Investment Companies.

b.	Cash & Cash Equivalents

Cash & cash equivalents include a money market fund which has a maturity of three months or less. At times, such deposits may be in excess of federally insured limits. As of December 31, 2020, cash & cash equivalents balance which have maturity of 3 months or less is $390,175. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.	Valuation of Portfolio Investments

All private investments are recorded at fair value in accordance with the Fund’s valuation procedures. The Fund’s valuation procedures have been approved by and are subject to continued oversight by the Fund’s Board. The valuation procedures are implemented by the Adviser and the Fund’s third-party administrator, which report to the Board.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and/or lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value), and (4) based upon a recent round of financing, which usually includes referencing recent or pending transactions in the same or similar securities of the issuer. These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

d.	Investment Income

Interest income is recorded on the accrual basis when earned. Interest income is not recognized when collection is doubtful, but instead, such amounts are tracked in a memorandum account. At December 31, 2020, all interest was deemed collectable. Dividend income is recognized on ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Disbursements received from investments in private companies are ordinarily accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the private company. Investments in private companies are recorded on a subscription effective date basis. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, management fee, and expenses of meetings of the Board.

f.	Income Taxes

The Fund is treated as a partnership for Federal income tax purposes and therefore is not subject to U.S. Federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of December 31, 2020 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period ended December 31, 2020, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. Federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2017 to 2020 and there are no tax examinations in progress.

g.	Distributions

The Fund may make distributions to Members annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

i.	Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities, which qualify as financial instruments, approximate the carrying amounts presented on the statement of assets, liabilities and members’ capital.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table presents the Fund’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Private Company[1]
Preferred Stock	$—	$—	$487,461	$487,461
Common Stock	—	—	50,269	50,269
Total	$—	$—	$537,730	$537,730

[1]	All private companies held in the Fund are level 3 securities. For a detailed break-out of private companies by industry classifications, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Preferred Stock	Common Stock	Total
Balance as of July 1, 2020	$941,342	$45,248	$986,590
Net Realized Gain/(Loss)	(231,675)	—	(231,675)
Change in Unrealized Appreciation/(Depreciation)	642,666	5,021	647,687
Transfers In/(Out) of Investment Categories*	—	—	—
Gross Purchases	—	—	—
Gross Sales	(864,872)	—	(864,872)
Balance as of December 31, 2020	$487,461	$50,269	$537,730

*	Transfers in or out of investment categories reflect changes in investment categories and are represented by their balance at the beginning of the period.

Change in unrealized depreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $647,686.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following is a summary of quantitative information about significant unobservable input used for Level 3 fair value measurements for investments held as of December 31, 2020.

Type of Investment	Fair Value as of December 31, 2020	Valuation Technique	Unobservable Input	Multiple Used	Discount Used	Impact to Valuation from Increase in Input
Common Stock	$295,826	Discounted cash flows-M&A multiples	Discount rate	N/A	19.25%	Decrease
			Forward M&A revenue multiple	3.03x	N/A	Increase
Preferred Stock	188,487	Most recent transaction	Private financing	N/A	N/A	N/A
Common Stock	42,505	Market comparable companies	Forward revenue multiple	3.40x	N/A	Increase
		Discount	Discount for lack of marketability	N/A	48.17%	Decrease
Preferred Stock	10,912	Market comparable companies	Forward revenue multiple	3.40x	N/A	Increase
		Discount	Discount for lack of marketability	N/A	48.17%	Decrease
Total Investments	$537,730

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique are the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

3.	ALLOCATION OF MEMBERS’ CAPITAL

Net profits or net losses of the Fund for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Members. Net profits or net losses will be measured as the net change in the value of the Members’ capital of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Members in accordance with the Members’ respective investment percentages. Allocation Periods generally begin on the first calendar day of each month and end at the close of business on the last day of each month.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

4.	MANAGEMENT FEE AND RELATED PARTY TRANSACTIONS

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash & cash equivalents is less than the Fund’s NAV as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). During the two-year extension effective September 1, 2017 through August 31, 2019, and the additional two-year extension effective September 1, 2019 through August 31, 2021, the Adviser will waive permanently the entire management fee, which will not be subject to recoupment. Prior to September 1, 2017, the Adviser waived the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash & cash equivalents.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), received an annual retainer of $1,000 for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred by them in performing their duties. For the period ended December 31, 2020, retainers to the Independent Managers totaled $2,135 and are included in the statement of operations under Board fees.

The Fund has engaged Cipperman Compliance Services (“Cipperman”) to provide compliance services including the appointment of the Fund’s Chief Compliance Officer. Effective January 1, 2019, Cipperman is paid an annual fee of $63,000 for services provided, which is allocated among the Fund and other affiliated entities. The Fund’s Chief Compliance Officer received of $371 which is included in the statement of operations under Chief Compliance Officer fee.

5.	ACCOUNTING, ADMINISTRATION AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Fund pays U.S. Bancorp Fund Services LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) a monthly administration fee based on the month-end net asset value of the Fund. For the period ended December 31, 2020 the total accounting and administration fee paid to Fund Services was $28,281 and is included in the statement of operations under accounting, administration, and transfer agent fees.

US Bank, N.A. (“USB”), an affiliate of the Administrator serves as custodian of the Fund’s assets and provides custodial services for the Fund. The total custodian fee of $1,968 is included in the statement of operations for the period ended December 31, 2020.

UMB provides regulatory administrative services, transfer agency functions, and Member services for the Fund. The Fund pays UMB a quarterly fee based on total accounts. For the period ended December 31, 2020 the total transfer agency fee was $10,201 and is included in the statement of operations under accounting, administration, and transfer agent fees.

6.	INVESTMENT TRANSACTIONS

The Fund did not have any purchases of investments for the period ended December 31, 2020. Total proceeds from sales, redemption, or other dispositions of investments for the period ended December 31, 2020 amounted to $864,872 including amounts held in escrow which the Fund believes will ultimately be collected. The cost of investments for U.S. Federal income

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

6.	INVESTMENT TRANSACTIONS (Continued)

tax purposes is adjusted for items of taxable income allocated to the Fund from the investments. The Fund relies upon actual and estimated tax information provided by investments to the amounts of taxable income allocated to the Fund as of December 31, 2020.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

7.	INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	COMMITMENTS

As of December 31, 2020, the Fund did not have any outstanding investment commitments to portfolio companies.

9.	RISK FACTORS

An investment in the Fund involves significant risks, including market risk, liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Market risk: Equities, such as common stocks, are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The stock market may experience declines or stocks in the Fund’s portfolio may not meet the financial expectations of the Fund or other market participants. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

Liquidity risk: Transfer of the units of limited liability company interests (“Units”) of the Fund is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Economic conditions risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

10.	FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios, total return and internal rate of return since inception amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income/(loss) or expenses, as applicable, by the average of total quarterly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Per Unit Operating Performance:
Net Asset Value, June 30, 2015	$82.24
Income/(loss) from investment operations:
Net investment income/(loss)	(2.64)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	(10.88)
Total from investment operations	(13.52)
Less distributions:
From return of capital and capital gains	(9.17)
Total distributions	(9.17)
Net Asset Value, June 30, 2016	$59.55
Income/(loss) from investment operations:
Net investment income/(loss)	(2.28)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	0.54
Total from investment operations	(1.74)
Net Asset Value, June 30, 2017	$57.81
Income/(loss) from investment operations:
Net investment income/(loss)	(1.52)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	(14.92)
Total from investment operations	(16.44)
Less distributions:
From return of capital and capital gains	(12.50)
Total distributions	(12.50)
Net Asset Value, June 30, 2018	$28.87
Income/(loss) from investment operations:
Net investment income/(loss)	(1.04)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	5.56
Total from investment operations	4.52
Less distributions:
From return of capital and capital gains	(2.00)
Total distributions	(2.00)

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Notes to Financial Statements

As of and for the period ended December 31, 2020 (Unaudited) (Continued)

10.	FINANCIAL HIGHLIGHTS (Continued)

Net Asset Value, June 30, 2019	$31.39
Income/(loss) from investment operations:
Net investment income/(loss)	(1.37)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	(18.61)
Total from investment operations	(19.98)
Net Asset Value, June 30, 2020	$11.41
Income/(loss) from investment operations:
Net investment income/(loss)	(0.85)
Net realized gain and change in unrealized appreciation/(depreciation) on investments	3.63
Total from investment operations	2.78
Less distributions:
From return of capital and capital gains	(6.75)
Total distributions	(6.75)
Net Asset Value, December 31, 2020	$7.44

	For the Period Ended December 31, 2020	For the Years Ended June 30,
	(Unaudited)	2020	2019	2018	2017	2016
Total return[1]	24.30%	-63.64%	16.40%	-36.28%	-2.92%	-27.59%
Members’ capital, end of year (000’s)	$853	$1,309	$3,600	$3,311	$6,630	$6,829
Portfolio turnover	125.98%	15.76%	16.57%	0.06%	3.04%	3.25%
Net investment loss:
Before reimbursement of placement agent fees	-7.67%	-8.50%	-3.43%	-3.36%	-3.85%	-3.46%
After reimbursement of placement agent fees	-7.67%	-8.50%	-3.43%	-3.36%	-3.85%	-3.46%
Net operating expenses:[2]
Before reimbursement of placement agent fees	7.69%	8.72%	5.00%	4.10%	4.05%	3.51%
After reimbursement of placement agent fees	7.69%	8.72%	5.00%	4.10%	4.05%	3.51%

[1]

Internal rate of return since inception: As of December 31, 2020 was (9.84%); As of June 30, 2020 was (11.11%); As of June 30, 2019 was (5.98)%; As of June 30, 2018 was (7.50)%; As of June 30, 2017 was (6.76)%; And as of June 30, 2016 was (7.31%). The internal rate of return is based on change in NAV since inception.

[2]

Net operating expenses before and after waiver of management fee for the period ended December 31, 2020 were 7.69% and 7.69% respectively; the year ended June 30, 2020 were 11.10% and 11.10% respectively; for the year ended June 30, 2019 were 5.00% and 5.00% respectively; for the year ended June 30, 2018 were 4.17% and 4.10% respectively; for the year ended June 30, 2017 were 4.44% and 4.05% respectively; and for the year ended June 30, 2016 were 3.93% and 3.51% respectively.

11.	SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Board of Managers

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of December 31, 2020, is set forth below. The business address of each Manager is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGER
David B. Perkins[2] July 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	President and Trustee, each fund in the Fund Complex (2004 to Present); Chief Executive Officer of Hatteras Funds, LP (2014 to Present); Co-Founder of Hatteras Investment Partners LLC and its affiliated entities (“Hatteras Funds”) in 2003.	6
INDEPENDENT MANAGERS
H. Alexander Holmes May 1942	Manager; Audit Committee Member of the Fund	Since Inception	Founder, Holmes Advisory Services, LLC, a financial consultation firm (1993 to Present).	6
Steve E. Moss, CPA February 1953	Manager; Audit Committee Member of the Fund	Since Inception	Principal, Holden, Moss, Knott, Clark & Copley, PA, accountants and business consultants (1996 to Present); Member Manager, HMKCT Properties, LLC (1996 to Present).	6
Gregory S. Sellers May 1959	Manager; Audit Committee Member of the Fund	Since Inception	Chief Financial Officer and Chief Operating Officer, Spectrum Consultants, Inc., a sales and marketing firm in the prior housing industry (2015 to Present); Chief Financial Officer, Imagemark Business Services, Inc., a provider of marketing and print communications solutions (2009 to Present).	6
Thomas Mann February 1950	Manager; Audit Committee Member of the Fund	Since 2012	Private Investor (2012 to Present)	6

[1]

As of December 31, 2020, the “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., and Hatteras Core Alternatives TEI Institutional Fund, L.P.

[2]	Deemed to be an “interested” Manager of the Fund because of his affiliations with Hatteras Funds.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Fund Management

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of December 31, 2020, of each of the persons currently serving as Executive Officer. The business address of each Officer is care of Hatteras Investment Partners, 8510 Colonnade Center Drive, Suite 150, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
Mark DeAngelis April 1973	Chief Compliance Officer	Since 2021

Compliance Director, Cipperman Compliance Services LLC (from 2018 to Present); Senior Compliance Manual, Capital One (2017- 2018); and Vice President, Legal & Compliance Division, Morgan Stanley (2009-2017)

N/A
Allison Zollicoffer March 1956	Treasurer	Since 2019

Chief Financial Officer, Hatteras Funds, LP (2018 to present); self- employed as Fractional CFO/Financial Consultant with companies in wholesale distribution, real estate, specialty apparel and light manufacturing (since 2012).

N/A
Brittney L. Chick-Reny February 1993	Secretary	Since 2019	Director of Operations, Hatteras Funds, LP (2019 to present); Operations Associate (2019).	N/A

[1]

As of December 31, 2020, the “Fund Complex” consists of the Fund, Hatteras Master Fund L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., and Hatteras Core Alternatives TEI Institutional Fund, L.P.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Other Information

(Unaudited)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-504-9070; or on or through the Fund’s website; or both and (2) on the SEC’s website at http: //www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Privacy Policy

(Unaudited)

In recognition of Hatteras’ fiduciary obligations to its Clients and Hatteras’ desire to maintain its high ethical standards, Hatteras has adopted this Privacy Policy for Hatteras Funds, LP (“Hatteras”) and Hatteras Closed-End Funds (collectively with the Trusts referred to as the “Fund(s)”) to safeguard the personal information of its consumers and customers in accordance with SEC Regulation S-P, 17 CFR 284.30:

FACTS	WHAT DOES HATTERAS FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers‘ personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

Hatteras VC Co-Investment Fund II, LLC
(a Delaware Limited Liability Company)

Privacy Policy

(Unaudited) (Concluded)

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?	We collect your personal information, for example, when you ■ open an account ■ provide account information ■ give us your contact information ■ make a wire transfer ■ tell us where to send the money
We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes – information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include Hatteras Funds, LP, a registered investment adviser; Hatteras Capital Distributors, LLC, a registered broker-dealer; unregistered funds managed by Hatteras such as, Hatteras GPEP Fund, L.P., Hatteras GPEP Fund II, LLC, Hatteras Global Private Equity Partners International, LLC, Hatteras Late Stage VC Fund I, L.P. and Hatteras Private Equity Evergreen Fund.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Hatteras Funds doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Hatteras Funds doesn’t jointly market.

List of funds providing this notice

Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Master Fund, Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund, LP, Hatteras GPEP Fund II, LLC, Hatteras Late Stage VC Fund I, LP, Hatteras VC Co-Investment Fund II, LLC, and Hatteras Private Equity Evergreen Fund.

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HATTERASINVESTMENTPARTNERS.COM / T: 919.846.2324 / F: 919.846.3433

8510 COLONNADE CENTER DRIVE / SUITE 150 / RALEIGH, NC 27615-6520

(b) Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The registrant did not engage in securities lending activities during the fiscal period ended on December 31, 2020, reported on this Form N-CSR.

Item 13. Exhibits.

(a)	(1) Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hatteras VC CO-Investment Fund II, LLC

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	March 11, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David B. Perkins
David B. Perkins, President

Date	March 11, 2021

By (Signature and Title)	/s/ Allison Zollicoffer .
Allison Zollicoffer, Treasurer

Date	March 11, 2021